FORM 13F

                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                       FORM 13F COVER PAGE

Report for the Quarter Ended:   September 30, 2002

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holding
                                              entries.

Institutional Investment Manager Filing this Report:

Name:     Sadoff Investment Management LLC
Address:  250 W. Coventry Court
          Milwaukee, WI 53217

Form 13F File No:   28-5778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Ronald Sadoff
Title:         Managing Member
Phone:         (414) 352-8460
Signature, Place, and Date of Signing:


/s/ Ronald Sadoff    Milwaukee, Wisconsin    October 21, 2002
-----------------    --------------------    ----------------
     (Signature)         (City/State)             (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None





                      FORM 13F SUMMARY PAGE

                         REPORT SUMMARY

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            28

Form 13F Information Table Value Total:       $82,607
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this
report.   NONE







                               SADOFF INVESTMENT MANAGEMENT LLC
                                  FORM 13F INFORMATION TABLE
                                      September 30, 2002


                          Title                                                        Voting Authority
                            of              Value   Shares/    Sh/  Put/ Invst Other
Name of Issuer            Class    CUSIP   (x$1000) Prn Amt    Prn  Call Dsctn Mgrs     Sole  Shr None
--------------            -----    ------  -------  -------    ---  ---- ----- ----     ----  --- ----
BECKMAN                    COM   075811109     426     11,000  SH         Sole          11,000
BERKSHIRE HTHWY            COM   084670108     591          8  SH         Sole               8
BIOMET INC.                COM   090613100   2,024     76,008  SH         Sole          76,008
BRINKER INTL               COM   109641100   4,591    177,250  SH         Sole         177,250
CITY NATIONAL              COM   178566105     372      7,950  SH         Sole           7,950
EXXON CORP.                COM   30231G102     284      8,900  SH         Sole           8,900
FANNIE MAE                 COM   313586109   1,006     16,900  SH         Sole          16,900
FISERV INC.                COM   337738108     247      8,787  SH         Sole           8,787
GANNETT INC.               COM   364730101   6,937     96,107  SH         Sole          96,107
GENERAL MILLS              COM   370334104   9,322    209,857  SH         Sole         209,857
H&R BLOCK                  COM   093671105   2,300     54,749  SH         Sole          54,749
HERSHEY FOODS CORP.        COM   427866108   1,899     30,600  SH         Sole          30,600
INTERNATIONAL GAME TEC     COM   459902102   4,235     61,250  SH         Sole          61,250
KNIGHT RIDDER INC.         COM   499040103   1,695     30,050  SH         Sole          30,050
MANDALAY RESORT GRP        COM   562567107     499     14,880  SH         Sole          14,880
MCCLATCHY COMPANY          COM   579489105     402      6,600  SH         Sole           6,600
MCCORMICK & CO.            COM   579780206   7,209    316,182  SH         Sole         316,182
MGM MIRAGE                 COM   552953101   3,870    103,750  SH         Sole         103,750
NEW YORK TIMES CO.         COM   650111107   6,586    144,898  SH         Sole         144,898
SMUCKERS                   COM   832696306     488     13,304  SH         Sole          13,304
ST JUDE MEDICAL INC.       COM   790849103   5,447    152,570  SH         Sole         152,570
TENET HEALTHCARE           COM   88033G100   6,475    130,800  SH         Sole         130,800
UNITEDHEALTH GROUP         COM   91324P102     549      6,300  SH         Sole           6,300
WASHINGTON POST            COM   939640108   3,974      6,123  SH         Sole           6,123
WELLPOINT HEALTH NETWORK   COM   94973H108   7,293     99,490  SH         Sole          99,490
WENDY'S INTL               COM   950590109   2,955     89,250  SH         Sole          89,250
WMS INDUSTRIES INC.        COM   929297109     696     49,349  SH         Sole          49,349
WRIGLEY WM JR CO.          COM   982526105     235      4,750  SH         Sole           4,750

REPORT SUMMARY              28              82,607
